MIDCAP FUND SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%		$60,055,273
(COST $41,139,798)

Communication Services - 2.4%		1,470,950
Entertainment - 0.9%
Take-Two Interactive Software, Inc. (a)	3,450	558,900
Media - 1.5%
Discovery, Inc. Class A (a)	26,685	748,514
Loyalty Ventures, Inc. (a)	6,814	163,536

Consumer Discretionary - 12.6%		7,581,125
Distributors - 1.7%
LKQ Corp.	21,625	1,015,294
Hotels, Restaurants & Leisure - 0.8%
Noodles & Co. (a)	66,332	453,711
Household Durables - 2.6%
Newell Brands, Inc.	45,026	1,069,368
TopBuild Corp. (a)	2,240	480,883
Internet & Direct Marketing Retail - 1.2%
Duluth Holdings, Inc. Class B (a)	52,025	724,708
Leisure Products - 0.9%
Callaway Golf Co. (a)	23,100	571,494
Specialty Retail - 2.3%
Bed Bath & Beyond, Inc. (a)	18,480	312,127
Best Buy, Inc.	6,425	620,912
Urban Outfitters, Inc. (a)	16,520	454,465
Textiles, Apparel & Luxury Goods - 3.1%
Hanesbrands, Inc.	38,655	597,220
Levi Strauss & Co. Class A	13,700	310,305
Skechers U.S.A., Inc. Class A (a)	21,110	970,638

Consumer Staples - 7.2%		4,375,953
Beverages - 1.5%
Molson Coors Brewing Co. Class B	17,805	929,065
Food & Staples Retailing - 3.4%
Performance Food Group Co. (a)	14,900	834,996
Walgreens Boots Alliance, Inc.	26,165	1,205,945
Food Products - 1.3%
The Kraft Heinz Co.	20,600	807,932
Household Products - 1.0%
Energizer Holdings, Inc.	17,910	598,015

Energy - 2.9%		1,729,320
Oil, Gas & Consumable Fuels - 2.9%
Cameco Corp.	12,400	304,792
Cheniere Energy, Inc.	5,175	687,758
Pioneer Natural Resources Co.	3,075	736,770

Financials - 18.3%		10,996,604
Banks - 9.9%
Associated Banc-Corp	46,758	1,140,428
Citizens Financial Group, Inc.	14,725	771,885
First Horizon National Corp.	76,605	1,798,684
Regions Financial Corp.	17,585	425,381
Truist Financial Corp.	10,091	627,862
Zions Bancorporation, N.A.	17,245	1,222,498
Capital Markets - 3.6%
Northern Trust Corp.	9,080	1,034,211
State Street Corp.	9,145	780,343
The Charles Schwab Corp.	4,415	372,891
Consumer Finance - 1.8%
Discover Financial Services	8,579	1,058,991
Insurance - 1.0%
Fidelity National Financial, Inc.	12,140	578,350
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Annaly Capital Management, Inc. (a)	85,135	592,540
Thrifts & Mortgage Finance - 1.0%
Flagstar Bancorp, Inc.	13,000	592,540

Health Care - 16.6%		10,019,009
Biotechnology - 2.2%
Exact Sciences Corp. (a)	7,965	621,748
Neurocrine Biosciences, Inc. (a)	7,805	701,435
Health Care Equipment & Supplies - 0.5%
Accelerate Diagnostics, Inc. (a)	113,900	323,476
Health Care Providers & Services - 8.3%
Acadia Healthcare Co., Inc. (a)	12,260	695,265
AMN Healthcare Services, Inc. (a)	7,150	758,901
Hanger, Inc. (a)	36,200	655,944
Henry Schein, Inc. (a)	4,080	352,430
LHC Group, Inc. (a)	4,750	646,808
McKesson Corp.	1,870	514,175
Premier, Inc. Class A	19,030	683,938
Universal Health Services, Inc. Class B	4,725	680,069
Pharmaceuticals - 5.6%
Aerie Pharmaceuticals, Inc. (a)	74,712	620,110
AstraZeneca PLC ADR	7,609	463,236
Bausch Health Cos, Inc. (a)	25,300	608,718
Jazz Pharmaceuticals PLC (a)	8,345	1,146,770
Viatris, Inc.	49,590	545,986

Industrials - 12.1%		7,290,991
Building Products - 1.7%
A.O. Smith Corp.	9,455	648,424
Trane Technologies PLC	2,575	396,370
Commercial Services & Supplies - 0.9%
Steelcase, Inc. Class A	45,810	557,508
Construction & Engineering - 2.1%
MasTec, Inc. (a)	8,590	676,548
WillScot Mobile Mini Holdings Corp. (a)	15,741	559,278
Electrical Equipment - 0.7%
Regal Rexnord Corp.	2,805	449,782
Machinery - 5.9%
Evoqua Water Technologies Corp. (a)	11,500	490,590
Hillenbrand, Inc.	11,650	555,822
Ingersoll Rand, Inc.	2,872	145,093
Kornit Digital Ltd. (a)	2,615	247,980
Mueller Water Products, Inc. Class A	30,225	383,555
Oshkosh Corp.	5,910	656,245
REV Group, Inc.	39,995	540,732
SPX Corp. (a)	4,495	227,897
Westinghouse Air Brake Technologies Corp.	3,225	299,345
Trading Companies & Distributors - 0.8%
Hudson Technologies, Inc. (a)	119,325	455,822

Information Technology - 15.6%		9,360,912
Communications Equipment - 2.2%
Calix, Inc. (a)	4,500	244,530
Lumentum Holdings, Inc. (a)	6,275	620,347
Viavi Solutions, Inc. (a)	28,771	471,844
Electronic Equipment, Instruments & Components - 3.6%
Corning, Inc.	13,200	533,280
II-VI, Inc. (a)	15,270	1,060,654
Keysight Technologies, Inc. (a)	3,510	552,369
IT Services - 3.6%
Alliance Data Systems Corp.	18,335	1,236,696
Fiserv, Inc. (a)	9,393	917,414
Semiconductors & Semiconductor Equipment - 3.3%
Infineon Technologies A.G. ADR	13,375	450,069
Marvell Technology, Inc.	10,200	696,966
NXP Semiconductors N.V.	4,505	856,490
Software - 2.2%
Black Knight, Inc. (a)	5,890	330,959
SS&C Technologies Holdings, Inc.	13,125	983,981
Technology Hardware, Storage & Peripherals - 0.7%
Pure Storage, Inc. Class A (a)	15,625	405,313

Materials - 4.4%		2,629,014
Containers & Packaging - 2.2%
Berry Global Group, Inc. (a)	9,720	589,518
Crown Holdings, Inc.	5,830	715,166
Metals & Mining - 2.2%
Freeport-McMoRan, Inc.	24,885	1,168,351
Lundin Mining Corp.	16,350	155,979

Real Estate - 6.9%		4,177,587
Equity Real Estate Investment - 4.8%
Diamondrock Hospitality Co. (a)	52,225	498,749
Host Hotels & Resorts, Inc. (a)	27,625	504,709
Iron Mountain, Inc.	17,335	852,535
Omega Healthcare Investors, Inc.	21,740	612,416
Service Properties Trust (a)	51,505	444,488
Real Estate Management & Development - 2.1%
Colliers Int'l. Group, Inc.	6,800	933,912
FirstService Corp.	2,325	330,778

Utilities - 0.7%		423,808
Electric Utilities - 0.2%
Xcel Energy, Inc.	2,080	140,046
Multi-Utilities - 0.5%
MDU Resources Group, Inc.	10,600	283,762

SHORT-TERM INVESTMENTS - 0.2%		100,000
(COST $100,000)

Money Market Funds - 0.2%		100,000
First American Government Obligations Fund Class X, 0.026% (b)	100,000	100,000

TOTAL INVESTMENTS - 99.9% (COST $41,239,798)		60,155,273

NET OTHER ASSETS AND LIABILITIES - 0.1%		59,465

NET ASSETS - 100.0%		$60,214,738

(a)	Non-income producing security.
(b)	Rate shown represents the current coupon rate at February 28, 2022.

Abbreviations:
ADR	American Depositary Recepit
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2022:
		Level 1	Level 2	Level 3	Total
	Common Stocks
	Communication services	$ 1,470,950	$ –	$ –	$ 1,470,950
	Consumer discretionary	7,581,125	–	–	7,581,125
	Consumer staples	4,375,953	–	–	4,375,953
	Energy	1,729,320	–	–	1,729,320
	Financials	10,996,604	–	–	10,996,604
	Health care	10,019,009	–	–	10,019,009
	Industrials	7,290,991	–	–	7,290,991
	Information technology	9,360,912	–	–	9,360,912
	Materials	2,629,014	–	–	2,629,014
	Real Estate	4,177,587	–	–	4,177,587
	Utilities	423,808	–	–	423,808
	Total common stocks	60,055,273	–	–	60,055,273
	Short-term investments
	Money market funds	100,000	–	–	100,000
	Total short-term investments	100,000	–	–	100,000
	Total investments	$ 60,155,273	$ –	$ –	$ 60,155,273

The Fund did not invest in any level-3 investments as of and during the three-month period ended February 28, 2022.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2022

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the 1940 Act, and the SEC noted that this definition would apply in all contexts under the 1940 Act. The effective date for the rule is March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.